Group statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash generated from operations	$ 2,063	$ 871	$ 1,244
Dividends received from joint ventures	88	180	694
Taxation refund	6	36	32
Taxation paid	(189)	(116)	(166)
Net cash inflow from operating activities	1,968	971	1,804
Cash flows from investing activities
Capital expenditure on tangible and intangible assets	(1,090)	(1,042)	(1,028)
Interest capitalised and paid	0	0	(2)
Acquisition of assets	0	0	(517)
Dividends from associates and other investments	12	12	18
Proceeds from disposal of tangible assets	16	14	8
Acquisition of subsidiary, net of cash acquired	68	0	0
Other investments and assets acquired	(30)	0	(16)
Proceeds from disposal of other investments	0	20	0
Payment from disposal of joint ventures and associates	(2)	0	0
Loans advanced to associates and joint ventures	(1)	(1)	(1)
Deferred compensation received	5	0	0
Repayment of loans advanced to joint ventures	149	0	0
Decrease (increase) in cash restricted for use	5	(9)	(4)
Interest received	106	109	81
Net cash outflow from investing activities	(762)	(897)	(1,461)
Cash flows from financing activities
Share securities tax on redomicile and reorganisation	0	(19)	0
Proceeds from borrowings	655	343	266
Repayment of borrowings	(909)	(87)	(184)
Repayment of lease liabilities	(91)	(94)	(82)
Finance costs - borrowings	(126)	(111)	(99)
Finance costs - leases	(11)	(11)	(10)
Other borrowing costs	(1)	(1)	(11)
Dividends paid	(244)	(107)	(203)
Cash inflow (outflow) from financing activities	(727)	(87)	(323)
Net increase (decrease) in cash and cash equivalents	479	(13)	20
Translation	(37)	(138)	(68)
Cash and cash equivalents at beginning of year (net of bank overdraft)	955	1,106	1,154
Cash and cash equivalents at end of year (net of bank overdraft)	$ 1,397	$ 955	$ 1,106